Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	2022	2021
Federal statutory income tax rate	(21.0)%	(21.0)%
State income taxes, net of federal benefit	(3.5)	(2.9)
Federal research and development tax credits	(4.1)	(1.4)
Stock-based compensation	0.3	—
Change in deferred tax asset valuation allowance	28.3	25.3
Effective income tax rate	—%	—%

Summary of Net Deferred Tax Assets

The Company’s net deferred tax assets consisted of the following (in thousands):

	Year Ended December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$61,653	$51,635
Capitalized research and development	36,550	—
Research and development tax credit carryforwards	16,901	4,350
Stock-based compensation expense	8,308	4,116
Warrant expense	4,066	—
Intangibles	2,602	1,707
Operating lease liability	871	—
Other	1,269	1,160
Total gross deferred tax assets	132,220	62,968
Valuation allowance	(131,325)	(62,968)
Total deferred tax assets	$895	$—
Deferred tax liabilities:
Operating lease right-of-use assets	$(884)	$—
Depreciation expense	(11)	—
Total deferred tax liabilities	(895)	—
Total net deferred tax assets	$—	$—